Debt (Details) - Schedule of carrying value of the Company’s royalty obligation $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Schedule of carrying value of the Company’s royalty obligation [Abstract]
Royalty obligation as of December 31, 2020	$ 9,262
Non-cash interest expense recognized	1,540
Royalty obligation - ending balance	$ 10,802